Other Payables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Payables
21.	OTHER PAYABLES

			12.31.2023	12.31.2022
Provisions related to payroll			123.0	100.7
Provision for employee profit sharing			66.2	51.3
Long-term incentive	(i	)	45.4	34.0
Other accounts payable	(ii	)	45.5	33.6
Non-controlling purchase options - EVE	(iii	)	24.0	30.0
Mutual with jointly controlled operation			22.4	26.8
Commission payable			10.4	16.0
Contractual obligations	(iv	)	15.8	22.3
Non-controlling purchase options - Tempest	(v	)	15.1	31.0
Brazilian air force			7.7	2.6
Insurance			4.9	6.1
Recourse and non-recourse debt			2.9	5.8
Facility accounts payable			2.4	1.9
Training simulator			2.0	5.9
Accounts payable from financial guarantees			—	3.0

			387.7	371.0

Current			332.3	319.9
Non-current			55.4	51.1

(i)	Refers to the fair value of liabilities for share-based payment plans (Note 26) and charges.
(ii)	Represents, substantially, the provision for expenses already incurred as of the reporting date and for which payments are made during the following month.
(iii)	Refers to put options, issued by the Company, which grant some minority shareholders of EVE Holding, Inc. the right, but not the obligation, to sell the shares they own in EVE Holding, Inc.
(iv)	Represents amounts recorded regarding contractual obligations assumed by the Company in contracts with customers mainly related to commercial concessions and costs to obtain contracts.

(v)
As part of the acquisition of control of Tempest Serviços de Informática S.A. (2020), the Company received call options and granted put options to non-controlling
shareholders in symmetrical and exercisable terms after the
lock-up
period at fair value for the purposes of the purchase of
non-controlling
interest. The Company recorded this derivative financial instrument as a reduction of shareholders’ equity held by controlling shareholders, taking the risks and benefits of minority interests that continue to be held by non-controlling
shareholders.